UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:  Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California       November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $133,070
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number           Name

    1.       028-12522                      Peninsula Master Fund, Ltd.


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

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                 TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP                PRN AMT  PRN CALL   DISCRETION     MANAGERS   SOLE     SHARED  NONE
ABAXIS INC                     COM        002567105    2,402      89,801  SH        Shared-Defined     1        89,801
APPLE INC                      COM        037833100   12,048      65,000  SH        Shared-Defined     1        65,000
ARUBA NETWORKS INC             COM        043176106      541      61,201  SH        Shared-Defined     1        61,201
ARUBA NETWORKS INC             COM        043176106      442      50,000  SH             Sole                   50,000
ATHEROS COMMUNICATIONS INC     COM        04743P108    4,539     171,079  SH        Shared-Defined     1       171,079
ATHEROS COMMUNICATIONS INC     COM        04743P108      265      10,000  SH             Sole                   10,000
BLUE COAT SYSTEMS INC          COM NEW    09534T508    1,299      57,500  SH             Sole                   57,500
CELGENE CORP                   COM        151020104    8,385     150,000  SH        Shared-Defined     1       150,000
COINSTAR INC                   COM        19259P300      495      15,000  SH             Sole                   15,000
CREE INC                       COM        225447101   11,944     325,000  SH        Shared-Defined     1       325,000
ELOYALTY CORP                  COM NEW    290151307    5,609     700,300  SH        Shared-Defined     1       700,300
ELOYALTY CORP                  COM NEW    290151307    6,230     777,750  SH             Sole                  777,750
EVOLUTION PETROLEUM CORP       COM        30049A107    8,100   2,727,400  SH        Shared-Defined     1     2,727,400
GREEN MTN COFFEE ROASTERS IN   COM        393122106    4,061      55,000  SH        Shared-Defined     1        55,000
JDA SOFTWARE GROUP INC         COM        46612K108    5,212     237,567  SH        Shared-Defined     1       237,567
LIMELIGHT NETWORKS INC         COM        53261M104    2,433     599,149  SH             Sole                  599,149
MCAFEE INC                     COM        579064106    6,083     138,917  SH        Shared-Defined     1       138,917
MCAFEE INC                     COM        579064106    2,190      50,000  SH             Sole                   50,000
MEDASSETS INC                  COM        584045108    9,908     438,984  SH        Shared-Defined     1       438,984
MEDCO HEALTH SOLUTIONS INC     COM        58405U102    9,403     170,000  SH        Shared-Defined     1       170,000
MERCADOLIBRE INC               COM        58733R102    3,846     100,000  SH        Shared-Defined     1       100,000
QUALCOMM INC                   COM        747525103    1,349      30,000  SH             Sole                   30,000
SOURCEFIRE INC                 COM        83616T108    6,359     296,172  SH        Shared-Defined     1       296,172
SOURCEFIRE INC                 COM        83616T108      429      20,000  SH             Sole                   20,000
SXC HEALTH SOLUTIONS CORP      COM        78505P100   10,762     230,000  SH        Shared-Defined     1       230,000
WMS INDS INC                   COM        929297109    8,737     196,070  SH        Shared-Defined     1       196,070





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